Sound Mind Investing Fund
FUND SUMMARY – SOUND MIND INVESTING FUND
Investment Objective
The investment objective of the Sound Mind Investing Fund (the “SMI Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sound Mind Investing Fund
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%
Fee for Redemptions Paid by Wire	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sound Mind Investing Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.14%
Acquired Fund Fees and Expenses	[1]	0.99%
Total Annual Fund Operating Expenses	[2]	2.13%
[1]	The Fund began operations as a separate portfolio of Unified Series Trust (the "Predecessor Fund"). On February 28, 2013, the Predecessor Fund was reorganized as a new portfolio of Valued Advisers Trust. Acquired Fund Fees and Expenses are based on amounts incurred by the Predecessor Fund. "Other Expenses" have been restated to reflect the current expense structure of the Fund.
[2]	SMI Advisory Services, LLC (the "Adviser") contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.50% of the Fund's average daily net assets through February 28, 2014. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees. The Adviser is also entitled to recoupment related to fees waived and/or expenses reimbursed with respect to the Predecessor Fund.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Sound Mind Investing Fund	216	667	1,144	2,462

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 187.39% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a "fund upgrading" strategy. A fund upgrading strategy is a systematic investment approach that is based on the belief of the Fund's adviser, SMI Advisory Services, LLC, that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Adviser to be most attractive at the time of analysis. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

The Fund primarily invests in open-end equity mutual funds and exchange-traded funds ("ETFs") using its fund upgrading strategy. These underlying funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions.

The Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Fund's assets among the various underlying funds in which it invests.

The Fund typically purchases underlying funds that do not charge a sales load, or that waive the sales load (typically referred to as "no-load" or "load-waived" funds) in order to accommodate the Adviser's strategy of buying and selling mutual funds as often as conditions dictate. However, the Fund is not precluded from investing in underlying mutual funds with sales-related expenses, including redemption fees and/or 12b-1 fees. Shareholders may incur expenses associated with capital gains distributions by the Fund and its underlying funds, and they also may incur increased transaction costs as a result of the Fund's high portfolio turnover rate and/or because of high portfolio turnover rates in the underlying funds. The Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. When selecting underlying funds for investment, the Fund will not be precluded from investing in an underlying fund with a higher than average expense ratio.

The Fund is independent from any of the underlying funds in which it invests and it has no voice in or control over the investment strategies, policies or decisions of the underlying funds. The Fund's only option is to liquidate its investment in an underlying fund in the event of dissatisfaction with the fund. An underlying fund may limit the Fund's ability to sell its shares of the underlying fund at certain times. In these cases, such investments will be considered illiquid. The Fund may invest in underlying funds to the maximum extent permitted by the Investment Company Act of 1940 (the "1940 Act") and SEC exemptive orders from the 1940 Act. This means that the Fund may invest a substantial portion of its assets in a single underlying fund, or the Fund may own a substantial portion of the outstanding shares of an underlying fund.

The Fund may hold short-term cash instruments including repurchase agreements, short-term debt instruments, and money market funds, pending selection of underlying funds that meet the Adviser's investment criteria. The Adviser is under common control with the publisher of the Sound Mind Investing Newsletter (the "Newsletter"), a monthly financial publication that recommends a fund upgrading strategy similar to the strategy utilized by the Fund. Although mutual funds purchased by the Fund generally will be highly ranked in the Newsletter, the Fund may also invest in funds not included in the Newsletter, including funds not available to the general public but available only to institutional investors.
Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund. Insofar as the Fund invests in ETFs and other investment companies, such ETFs and other investment companies may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Adviser's investment approach may fail to produce the intended results. If the Adviser's perception of a company's worth is not realized in the expected time frame, the Fund's overall performance may suffer.

Other Investment Company Securities Risks. When the Fund invests in another mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF's shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Style Risk. The Fund may invest in underlying funds that use growth- and/or value-oriented investing styles, or other styles. If the underlying fund's portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the underlying fund's return and ultimately reducing the Fund's return, or causing it to lose money on the investment. With respect to underlying value funds, the market may not agree with a value manager's determination that the fund's portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the Adviser believes are their full value. They may even decrease in value.

Small- and Mid-Cap Risk. To the extent the Fund invests in other investment companies that invest in small- and mid-cap companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual mutual fund or ETF can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

Portfolio Turnover Risk. The Fund's investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying funds in the Fund's portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that underlying funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. Underlying funds in the Fund's portfolio may invest in fixed income securities, including high-yield debt securities (junk bonds), which are subject to a number of risks. For example, the issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. To the extent that the Fund invests in an underlying fund that invests in junk bonds and unrated securities of similar credit quality, the Fund may be subject to increased levels of interest rate and credit risk. Junk bonds are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

High-Yield Securities ("Junk Bond") Risk. To the extent that the Fund invests in other investment companies that invest in high-yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment, which will affect the Fund's return.

Industry or Sector Focus Risk. To the extent that underlying funds in which the Fund invests focus their investments in a particular industry or sector, the Fund's shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Non-Diversification Risk. Underlying funds in which the Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the underlying fund may invest in the securities of a single issuer. Therefore, the value of the underlying fund's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. Because the Fund does not consider underlying funds' policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices. The Fund began operations on December 2, 2005 as a separate series of the Unified Series Trust (the “Predecessor Fund”). On February 28, 2013, the Predecessor Fund was reorganized as a new series of the Valued Advisers Trust. The performance shown below is for the Predecessor Fund. This information provides some indication of the risks of investing in the Fund. Past performance of the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 3rd Quarter, 2009, 18.57% Worst Quarter: 4th Quarter, 2008, -21.37%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012)
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Sound Mind Investing Fund	10.51%	(0.22%)	3.85%	Dec. 02, 2005
Sound Mind Investing Fund Return After Taxes on Distributions	9.80%	(0.36%)	3.54%	Dec. 02, 2005
Sound Mind Investing Fund Return After Taxes on Distributions and Sale of Fund Shares	7.76%	(0.19%)	3.32%	Dec. 02, 2005
Sound Mind Investing Fund S&P 500 Index (reflects no deductions for fees, expenses and taxes)	16.00%	1.66%	3.90%	Dec. 02, 2005
Sound Mind Investing Fund Wilshire 5000 Index (reflects no deductions for fees, expenses and taxes)	16.05%	2.03%	4.18%	Dec. 02, 2005

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.